Share Based Compensation - Summary of FV Per Performance Criteria and Program (Detail) - Top Management [member] - kr / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value ESG – Environmental	kr 74.62	kr 53.61	kr 47.8	kr 71.45
Fair value Group operating income	74.62	53.61	47.8	71.45
Long-term variable compensation program [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant	82.74	61.46	55.59	78.88
Fair value ESG – Social	74.62	53.61	47.8	71.45
Long-term variable compensation program [member] | Fair Value Absolute T S R [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value absolute TSR	54.43	59.05	32.75	41.18
Long-term variable compensation program [member] | Fair Value Relative T S R [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value relative TSR	kr 71.2	kr 55.61	kr 39.4	kr 54.48